Share-based Compensation - Schedule of stock options outstanding (Details) - Share	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	30,014,703	24,288,919	14,388,066
Number exercisable	10,539,874
Exercise Price $0.58-$2.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	11,371,022
Weighted average remaining contractual life (years)	8 years 10 months 13 days
Number exercisable	2,769,874
Weighted average remaining contractual life (years)	6 years 29 days
Exercise Price $3.30-$6.54
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	12,100,157
Weighted average remaining contractual life (years)	6 years 2 months 15 days
Number exercisable	6,002,653
Weighted average remaining contractual life (years)	7 years 10 months 6 days
Exercise Price $7.13-$8.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	6,302,656
Weighted average remaining contractual life (years)	8 years 6 months 10 days
Number exercisable	1,547,062
Weighted average remaining contractual life (years)	8 years 5 months 8 days
Exercise Price $8.84-$17.37
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	240,868
Weighted average remaining contractual life (years)	1 year 8 months 1 day
Number exercisable	220,285
Weighted average remaining contractual life (years)	1 year 8 months 26 days